UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/09/05
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        122
                                         --------------
Form 13F Information Table Value Total:     801,118
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      246     5800 SH       SOLE                     5400               400
Access Anytime Bancorp         COM              00431F105      344    20180 SH       SOLE                    20180
Acco Brands Corporation        COM              00081T108     5482   194258 SH       SOLE                   185744              3046
AirTran Holdings Inc           COM              00949P108     2610   206150 SH       SOLE                   203300
Allstate Corporation           COM              020002101    18260   330253 SH       SOLE                   205243             41385
American Greetings Corporation COM              026375105    22224   811085 SH       SOLE                   563335             73700
American Pac Corp              COM              028740108      186    31400 SH       SOLE                    28350
Anadarko Pete Corporation      COM              032511107    25630   267679 SH       SOLE                   170479             31325
Annaly Mortgage Mgmt Inc       COM              035710409      130    10000 SH       SOLE                    10000
Anworth Mtg Asset Corp         COM              037347101      435    52600 SH       SOLE                    52600
Apache Corporation             COM              037411105    35020   465570 SH       SOLE                   289895             60775
Archer Daniels Midland Company COM              039483102     2021    81952 SH       SOLE                    33952              8300
Ashford Hospitality Tr         COM              044103109     1311   121870 SH       SOLE                   104500              3370
B P Blc                        COM              055622104      332     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104      419     9952 SH       SOLE                     9952
Bank of New York Inc           COM              064057102      559    19000 SH       SOLE                    19000
Belo Corporation Com Ser A     COM              080555105    15725   687876 SH       SOLE                   487175             57701
Berry Pete Co Cl A             COM              085789105     4075    61100 SH       SOLE                    60300
Black & Decker Corporation     COM              091797100    13842   168620 SH       SOLE                   107470             18650
Boston Scientific Corporation  COM              101137107    11822   505872 SH       SOLE                   310452             48445
Bowater Inc                    COM              102183100     5623   198892 SH       SOLE                   166042              3400
Brinks Company                 COM              109696104    19890   484409 SH       SOLE                   353410             43424
Buckeye Technologies Inc       COM              118255108     5931   730390 SH       SOLE                   723140
Burlington Res Incorporated    COM              122014103    22067   271366 SH       SOLE                   180268             30078
CPI Corp                       COM              125902106      656    37315 SH       SOLE                    34815
Callaway Golf Co               COM              131193104     4445   294555 SH       SOLE                   289730                75
Century Aluminum Company       COM              156431108     5430   241530 SH       SOLE                   238730
Chevron Texaco Corp            COM              166764100     4438    68565 SH       SOLE                    28936              4560
Cimarex Energy Company         COM              171798101    20778   458370 SH       SOLE                   369370             35850
Citigroup, Inc                 COM              172967101     1138    25000 SH       SOLE                    22950              2050
Comerica Inc                   COM              200340107     4715    80056 SH       SOLE                    44056              4300
Commercial Capital Bancorp     COM              20162L105     3343   196644 SH       SOLE                   194694
Conocophillips                 COM              20825C104    33930   485336 SH       SOLE                   301646             61960
Del Monte Foods                COM              24522P103     2384   222190 SH       SOLE                   219890
Devon Energy Corporation New   COM              25179M103    36927   537986 SH       SOLE                   334384             70652
Dominion Res Incorporated Va N COM              25746U109    21325   247565 SH       SOLE                   156340             29950
Dow Chemical                   COM              260543103    16866   404762 SH       SOLE                   245947             48540
Eagle Hospitality Pptys Trust  COM              26959T102     5312   532310 SH       SOLE                   480360              5200
Education Realty Trust         COM              28140H104     1347    80650 SH       SOLE                    53350              3300
Encore Acquisition Co          COM              29255W100     7748   199422 SH       SOLE                   187472              7500
Ennis Business Forms           COM              293389102      925    55030 SH       SOLE                    53780
Fifth Third Bancorp            COM              316773100      904    24610 SH       SOLE                    24610
Finish Line Inc.               COM              317923100     3559   243900 SH       SOLE                   241450
First Horizon National Corp    COM              320517105      291     8000 SH       SOLE                     8000
First Industrial Realty Tr     COM              32054K103      224     5600 SH       SOLE                     5600
First Source Corp              COM              336901103     3052   131830 SH       SOLE                   130030
First State Bancorp            COM              336453105     2290   108058 SH       SOLE                   106758
Fluor Corp                     COM              343412102    24084   374086 SH       SOLE                   237411             49500
Fortune Brands Incorporated    COM              349631101    12244   150547 SH       SOLE                    95677             14745
Freddie Mac                    COM              313400301      903    16000 SH       SOLE                    16000
Frontier Airlines Inc          COM              359065109     2332   238480 SH       SOLE                   236230
Gevity HR Inc                  COM              374393106     3713   136300 SH       SOLE                   134300
Gillette Co                    COM              375766102      240     4120 SH       SOLE                     4120
Green County Bancshares, Inc.  COM              394361208      259    10000 SH       SOLE                    10000
Greenbrier Cos Inc             COM              393657101     3474   104510 SH       SOLE                   102885
Hanmi Financial Corp           COM              410495105     1579    87958 SH       SOLE                    87958
Helmerich & Payne Inc          COM              423452101     4447    73635 SH       SOLE                    72535
ITLA Capital Corp              COM              450565106     2578    49117 SH       SOLE                    48392
Johnson & Johnson              COM              478160104    12415   196195 SH       SOLE                   123778             20772
Kaydon Corp                    COM              486587108     2471    86990 SH       SOLE                    86090
Kimberly Clark                 COM              494368103     3118    52384 SH       SOLE                    21514              3185
Lincoln Electric Holdings      COM              533900106     2361    59915 SH       SOLE                    59090
Lodgenet Entnment Corp         COM              540211109     2485   168720 SH       SOLE                   166420
Lufkin Inds Inc                COM              549764108     3405    78190 SH       SOLE                    76940
MAF Bancorp Inc                COM              55261R108     2771    67589 SH       SOLE                    66989
MBNA Corporation               COM              55262L100    14750   598612 SH       SOLE                   394262             59900
MFA Mtg Investments Inc        COM              55272X102      429    70000 SH       SOLE                    70000
Manor Care Incorporated New    COM              564055101    15565   405230 SH       SOLE                   274355             41625
Martin Marietta Materials, Inc COM              573284106     2585    32950 SH       SOLE                    32400
Meadwestvaco Corporation       COM              583334107    15355   555939 SH       SOLE                   329114             77200
Mellon Financial Corp          COM              58551A108      320    10000 SH       SOLE                    10000
Merrill Lynch                  COM              590188108     1104    18000 SH       SOLE                    18000
Moneygram International Incorp COM              60935Y109    11653   536740 SH       SOLE                   399740             48000
Multimedia Games Inc.          COM              625453105     1058   108972 SH       SOLE                   106222
National City Corp             COM              635405103      518    15500 SH       SOLE                    15500
Norfolk Southern Corporation   COM              655844108    22175   546727 SH       SOLE                   359226             61281
PNC Financial Svcs Group       COM              693475105      725    12500 SH       SOLE                    12500
PXRE Group                     COM              G73018106     1254    93190 SH       SOLE                    91440
Pacificare Health Systems Del  COM              695112102    24590   308217 SH       SOLE                   207712             34775
Parker Hannifin Corp           COM              701094104     2175    33828 SH       SOLE                    11628              2300
Pfizer Inc                     COM              717081103     2036    81554 SH       SOLE                    39587              7972
Phelps Dodge Corporation       COM              717265102    41926   322679 SH       SOLE                   200579             40965
Proctor & Gamble               COM              742718109      238     4000 SH       SOLE                     4000
Qad Inc                        COM              74727D108     2388   288080 SH       SOLE                   284230
Remington Oil & Gas Corp.      COM              759594302     2487    59930 SH       SOLE                    59030
Republic Airways Holdings      COM              760276105     2358   164745 SH       SOLE                   161795
Southwest Airlines             COM              844741108     1786   120250 SH       SOLE                    51050              7600
Southwestern Energy Co         COM              845467109     2947    40150 SH       SOLE                    39100               400
Sovereign Bancorp              COM              845905108      452    20510 SH       SOLE                    20510
Steiner Leisure Limited        COM              P8744Y102     2244    66050 SH       SOLE                    64900
Tidewater Incorporated         COM              886423102     4358    89540 SH       SOLE                    87540
Trinity Inds Inc               COM              896522109    24259   599136 SH       SOLE                   425436             63025
Trizetto Group Inc             COM              896882107     4616   326937 SH       SOLE                   323737
U S Airways Group Incorporated COM              90341W108     8113   386165 SH       SOLE                   349237             14997
US Bancorp                     COM              902973304    19501   694469 SH       SOLE                   463082             67402
Union Pac Corporation          COM              907818108    15773   219981 SH       SOLE                   140731             24150
United Auto Group Inc          COM              909440109     3471   105050 SH       SOLE                   103600
WPS Resources                  COM              92931b106     3565    61680 SH       SOLE                    60830
Wachovia Corporation 2nd New   COM              929903102      627    13180 SH       SOLE                    13180
Washington Group Int'l         COM              938862208     1685    31272 SH       SOLE                    30272
Wells Fargo & Company New      COM              949746101    20341   347300 SH       SOLE                   234029             33016
Weyerhaeuser Company           COM              962166104    16822   244679 SH       SOLE                   142920             30284
Whiting Petroleum Corporation  COM              966387102     2572    58670 SH       SOLE                    57820
iShares S&P 500 Index          COM              464287200      234     1900 SH       SOLE                     1900
JPM Chase Cap X 7% Pfd         PFD              46623D200      257    10000 SH       SOLE                                      10000
Royal Bk Scotland 8% Pfd       PFD              780097861      439    17000 SH       SOLE                    17000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      498    20300 SH       SOLE                    20300
Nuveen Preferred & Convert Inc COM SHS          67073D102     1722   137350 SH       SOLE                   123150              4950
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1850   135800 SH       SOLE                   123000              4400
Salomon Bros. Hi Income Fund I COM SHS          794907105      417    40000 SH       SOLE                    40000
Van Kampen Muni Tr SBI         COM SHS          920919107      575    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     1857    38055 SH       SOLE                    28675
Energy Transfer Partners LP    LTD              29273R109     2783    79570 SH       SOLE                    67410
Enterprise Products LP         LTD              293792107     1637    65027 SH       SOLE                    54597
Inergy L P                     LTD              456615103      296    10490 SH       SOLE                     6140
Markwest Energy Partners LP    LTD              570759100      767    15050 SH       SOLE                    10850
Municipal Mtg & Eqty LLC       LTD              62624B101     1586    63521 SH       SOLE                    54470
Pacific Energy Partners LP     LTD              69422R105     1327    41675 SH       SOLE                    37185
Plains All American Pipeline L LTD              726503105     1649    38680 SH       SOLE                    30240
Teekay LNG Partners            LTD              Y8564M105      898    28500 SH       SOLE                    25100
Teppco Partners L P            LTD              872384102     1030    25380 SH       SOLE                    22430
Valero LP                      LTD              91913W104     1386    24327 SH       SOLE                    18726